Intangible Assets - Schedule of Changes in Mortgage Servicing Rights (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Changes in mortgage servicing rights
Balance at beginning of period	$ 2,659
Changes in fair value:
Balance at end of period	$ 2,899	$ 2,659
Servicing Asset, Fair Value, Change in Fair Value, Other, Statement of Income or Comprehensive Income [Extensible Enumeration]	Other	Other	Other
Mortgage servicing rights
Changes in mortgage servicing rights
Balance at beginning of period	$ 2,659	$ 2,445	$ 2,482
Originated mortgage servicing rights	64	400	866
Changes in fair value:
Due to changes in model inputs and assumptions	479	258	(422)
Other changes in fair value	(303)	(444)	(481)
Total changes in fair value	176	(186)	(903)
Balance at end of period	$ 2,899	$ 2,659	$ 2,445